Angel Oak Strategic Credit Fund
Schedule of Investments
October 31, 2022 (Unaudited)
		Principal
		Amount	Value
Asset-Backed Securities ― 18.15%
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)		$650,000	$551,288
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)		1,000,000	894,394
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)		500,000	431,162
CAL Receivables LLC, Series 2022-1, Class B, 7.141% (SOFR30A + 4.350%), 10/15/2026 (a)(b)		100,000	96,013
Carvana Auto Receivables Trust, Series 2022-P1, Class N, 4.350%, 1/10/2029 (a)		239,113	238,333
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029		923,000	857,837
Carvana Auto Receivables Trust, Series 2022-P3, Class D, 6.490%, 9/10/2029		453,000	423,319
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)		500,000	497,941
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)		200,000	183,650
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.980%, 12/15/2028		250,000	235,812
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.230%, 3/15/2030 (a)		500,000	467,515
Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028 (a)		500,000	468,258
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)		500,000	485,165
FREED ABS Trust, Series 2022-3FP, Class D, 7.360%, 8/20/2029 (a)		500,000	476,304
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)		265,000	237,297
LendingClub Receivables Trust, Series 2019-1, Class CERT, 6.000%, 7/17/2045 (a)		17,660	94,600
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)		100,000	84,406
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)		1,000,000	925,350
Marlette Funding Trust, Series 2022-2A, Class D, 7.500%, 8/15/2032 (a)		500,000	489,015
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(c)		101,048	93,488
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)		31,442	28,671
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)		199,918	179,457
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)		199,989	169,792
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)		99,987	82,773
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)		500,000	488,061
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, 1.992%, 2/25/2061 (a)(d)		245,945	221,359
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.650%, 3/25/2030 (a)		401,525	351,686
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)		250,000	214,637
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)		1,000,000	984,713
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)		100,000	97,703
United Auto Credit Securitization Trust, Series 2022-2, Class D, 6.840%, 1/10/2028 (a)		1,000,000	960,912
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 4.500%, 11/20/2029 (a)		200,000	78,007
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)		100,000	57,777
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)		500,000	466,389
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)		500,000	430,562
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)		460,000	408,278
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)		500,000	472,236
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)		450,000	438,483
TOTAL ASSET-BACKED SECURITIES (Cost ― $15,246,535)			$14,362,643

Collateralized Loan Obligations ― 4.96%
Allegro CLO Ltd., Series 2018-1X, Class D, 6.929% (3 Month LIBOR USD + 2.850%), 6/13/2031 (b)(e)		500,000	428,826
Apidos CLO, Series 2019-32A, Class E, 10.993% (3 Month LIBOR USD + 6.750%), 1/20/2033 (a)(b)		375,000	324,017
CARLYLE US CLO Ltd., Series 2017-4A, Class C, 6.879% (3 Month LIBOR USD + 2.800%), 1/15/2030 (a)(b)		500,000	428,500
Ivy Hill Middle Market Credit Fund Ltd., Series 9A, Class DRR, 7.987% (TSFR3M + 3.950%), 4/23/2034 (a)(b)		500,000	424,226
LCM Ltd., Series 23A, Class CR, 7.543% (3 Month LIBOR USD + 3.300%), 10/22/2029 (a)(b)		500,000	420,672
MCF CLO Ltd., Series 2019-1A, Class E, 11.979% (3 Month LIBOR USD + 7.900%), 7/17/2031 (a)(b)		500,000	431,300
Monroe Capital MML CLO Ltd., Series 2020-1A, Class ER, 10.061% (TSFR3M + 8.750%), 5/22/2034 (a)(b)		500,000	427,670
Palmer Square Loan Funding Ltd., Series 2021-3A, Class D, 9.243% (3 Month LIBOR USD + 5.000%), 7/20/2029 (a)(b)		500,000	430,969
Saranac CLO Ltd., Series 2020-8A, Class E, 11.104% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)		250,000	199,309
THL Credit Wind River CLO Ltd., Series 2018-1A, Class E, 9.579% (3 Month LIBOR USD + 5.500%), 7/15/2030 (a)(b)		500,000	410,753
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $4,226,680)			$3,926,242

Commercial Mortgage-Backed Securities ― 2.25%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 18.028% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(b)		250,000	246,422
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 7.587% (1 Month LIBOR USD + 4.175%), 7/15/2031 (a)(b)		311,000	262,562
Med Trust, Series 2021-MDLN, Class G, 8.663% (1 Month LIBOR USD + 5.250%), 11/15/2038 (a)(b)		1,000,000	883,229
X-Caliber Funding LLC, 17.800%, 10/15/2024 (a)(f)		100,000	97,936
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 10.628% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(b)		250,000	240,474
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 11.128% (1 Month LIBOR USD + 8.000%), 3/15/2024 (a)(b)		50,000	48,396
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $1,883,346)			$1,779,019

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.15%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 5.643% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(b)		129,217	118,041
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $125,083)			$118,041

Common Stocks ― 0.36%		Shares
Financial ― 0.36%
Essent Group Ltd.		4,400	174,152
NMI Holdings, Inc. (g)		5,000	109,650
TOTAL COMMON STOCKS (Cost ― $299,270)			$283,802
		Principal
Corporate Obligations ― 4.13%		Amount
Consumer, Cyclical ― 0.42%
Carnival Corp., 6.000%, 5/1/2029 (a)		$500,000	332,466

Consumer, Non-cyclical ― 0.49%
Rent-A-Center, Inc. 6.375%, 2/15/2029 (a)		500,000	390,250

Financial ― 3.22%
Freedom Mortgage Corp., 6.625%, 1/15/2027 (a)		500,000	374,433
OneMain Finance Corp., 7.125%, 3/15/2026		1,000,000	966,865
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)		500,000	377,098
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)		700,000	533,390
WT Holdings, Inc., 7.000%, 4/30/2023 (a)		300,000	293,976
			2,545,762
TOTAL CORPORATE OBLIGATIONS (Cost ― $3,445,925)			$3,268,478

Residential Mortgage-Backed Securities ― 51.76%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.032%, 12/25/2046 (f)(h)		869,523	15,876
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (d)		318,034	128,247
Bellemeade Re Ltd., Series 2019-2A, Class M2, 6.686% (1 Month LIBOR USD + 3.100%), 4/25/2029 (a)(b)		748,000	723,023
Bellemeade Re Ltd., Series 2020-4A, Class B1, 8.586% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(b)		250,000	239,640
Bellemeade Re Ltd., Series 2021-3A, Class M2, 6.147% (SOFR30A + 3.150%), 9/25/2031 (a)(b)		500,000	436,020
COLT Mortgage Loan Trust, Series 2021-1, Class M1, 2.287%, 6/25/2066 (a)(f)		1,500,000	1,104,564
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 4.086% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)		216,609	89,845
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.134%, 2/25/2035 (f)(h)		2,044,280	26,136
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(f)		1,215,000	903,530
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(d)		985,905	900,197
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 6/25/2067 (a)(f)		1,000,000	829,849
CSMC Trust, Series 2017-RPL1, Class B4, 2.955%, 7/25/2057 (a)(f)		1,490,347	287,017
CSMC Trust, Series 2022-ATH1, Class B1, 4.686%, 1/25/2067 (a)(f)		2,000,000	1,661,138
CSMC Trust, Series 2022-ATH1, Class B2, 4.686%, 1/25/2067 (a)(f)		2,000,000	1,600,688
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.006%, 11/19/2044 (f)(h)		376,516	3,821
Eagle RE Ltd., Series 2020-1, Class B1, 6.436% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(b)		1,000,000	918,183
Eagle RE Ltd., Series 2021-1, Class M2, 7.447% (SOFR30A + 4.450%), 10/25/2033 (a)(b)		500,000	483,627
Eagle RE Ltd., Series 2021-2, Class M2, 7.247% (SOFR30A + 4.250%), 4/25/2034 (a)(b)		2,250,000	2,062,755
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(f)		1,655,000	1,082,168
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(f)		1,500,000	1,285,206
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.424%, 10/25/2050 (a)(f)		1,662,904	755,053
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.777%, 5/25/2051 (a)(f)		995,828	394,474
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/25/2060 (a)(f)		2,408,000	2,038,146
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 5.897%, 9/25/2060 (a)(f)		2,000,000	1,695,066
GSAA Home Equity Trust, Series 2006-15, Class AF6, 6.376%, 9/25/2036 (d)		41,724	17,880
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (f)		127,296	43,141
Home RE Ltd., Series 2021-1, Class B1, 7.236% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(b)		2,300,000	2,007,997
Home RE Ltd., Series 2022-1, Class M1C, 8.497% (SOFR30A + 5.500%), 10/25/2034 (a)(b)		2,000,000	1,936,858
Home RE Ltd., Series 2022-1, Class M2, 9.747% (SOFR30A + 6.750%), 10/25/2034 (a)(b)		1,500,000	1,459,027
Home RE Ltd., Series 2022-1, Class B1, 11.997% (SOFR30A + 9.000%), 10/25/2034 (a)(b)		1,500,000	1,459,586
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 6.647% (SOFR30A + 3.650%), 3/27/2051 (a)(b)		50,387	44,290
JP Morgan Chase Bank, Series 2021-CL1, Class B, 9.897% (SOFR30A + 6.900%), 3/27/2051 (a)(b)		75,000	63,642
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 9.186% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(b)		165,489	166,658
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.526%, 5/25/2049 (a)(f)		205,389	159,621
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 3.630%, 3/25/2050 (a)(f)		255,511	163,411
JP Morgan Mortgage Trust, Series 2022-6, Class B4, 3.309%, 5/25/2052 (a)(f)		3,030,175	1,207,167
JP Morgan Mortgage Trust, Series 2022-6, Class B6, 3.309%, 5/25/2052 (a)(f)		1,265,736	300,491
JP Morgan Mortgage Trust, Series 2022-6, Class B5, 3.309%, 5/25/2052 (a)(f)		1,265,000	436,162
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.459%, 9/25/2059 (a)(f)		167,250	95,517
Oaktown Re Ltd., Series 2021-2, Class M2, 6.697% (SOFR30A + 3.700%), 4/25/2034 (a)(b)		1,500,000	1,325,357
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(d)		2,000,000	1,947,950
Radnor RE Ltd., Series 2021-2, Class M2, 7.997% (SOFR30A + 5.000%), 11/25/2031 (a)(b)		2,000,000	1,866,678
Radnor RE Ltd., Series 2022-1, Class M2, 10.683% (SOFR30A + 8.500%), 9/27/2032 (a)(b)		1,000,000	988,059
Radnor RE Ltd., Series 2021-1, Class M1C, 5.697% (SOFR30A + 2.700%), 12/27/2033 (a)(b)		2,000,000	1,852,146
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(f)		400,000	330,790
Traingle Re Ltd., Series 2021-3, Class M2, 6.747% (SOFR30A + 3.750%), 2/25/2034 (a)(b)		1,600,000	1,415,150
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(f)		230,987	211,189
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(f)		450,000	325,629
Verus Securitization Trust, Series 2022-7, Class M1, 5.417%, 7/25/2067 (a)(f)		750,000	654,728
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 8.836% (1 Month LIBOR USD + 5.250%), 11/25/2025 (a)(b)		11,988	9,008
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 9.497% (SOFR30A + 6.500%), 7/25/2059 (a)(b)		453,745	426,673
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 11.497% (SOFR30A + 8.500%), 7/25/2059 (a)(b)		400,000	374,909
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $44,266,126)			$40,953,983

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 8.20%
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 12.836% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(b)		300,000	304,355
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 6.586% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(b)		250,000	211,875
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 5.547% (SOFR30A + 2.550%), 7/25/2042 (a)(b)		1,096,277	1,082,878
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class B1, 6.047% (SOFR30A + 3.050%), 1/25/2034 (a)(b)		1,000,000	893,868
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 3.997% (SOFR30A + 1.000%), 1/27/2042 (a)(b)		1,555,828	1,501,304
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class B2, 13.997% (SOFR30A + 11.000%), 3/25/2042 (a)(b)		1,000,000	933,838
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M2, 8.347% (SOFR30A + 5.350%), 8/25/2042 (a)(b)		500,000	465,289
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class B2, 15.336% (1 Month LIBOR USD + 11.750%), 4/25/2043 (a)(b)		95,659	99,878
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class B, 4.125%, 9/25/2047 (a)(f)		273,443	251,977
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.161%, 8/25/2048 (a)(f)		31,030	28,343
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.514%, 11/25/2048 (a)(f)		303,974	288,624
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class B2, 8.836% (1 Month LIBOR USD + 5.250%), 1/25/2050 (a)(b)		500,000	423,125
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $6,740,098)			$6,485,354

Short-Term Investments ― 10.34%		Shares
Money Market Funds ― 10.34%
First American Government Obligations Fund, Class U, 2.941% (i)		8,181,212	8,181,212
TOTAL SHORT-TERM INVESTMENTS (Cost ― $8,181,212)			$8,181,212
TOTAL INVESTMENTS ― 100.30% (Cost ― $84,414,275)			$79,358,774
Liabilities in Excess of Other Assets ― (0.30%)			(238,662)
NET ASSETS ― 100.00%			$79,120,112

LIBOR:	London Inter-Bank Offered Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2022, the value of these securities amounted to $67,656,155 or 85.51% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2022.

(c)	Principal only security.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2022.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2022, the value of securities pledged amounted to $428,826 or 0.54% of net assets.

(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2022.
(g)	Non-income producing security.
(h)	Interest only security.
(i)	Rate disclosed is the seven day yield as of October 31, 2022.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

5 Year ERIS Aged Standard Swap Future	June 2024	(1)	($103,469)	($242)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$14,362,643	$–	$14,362,643
Collateralized Loan Obligations	–	3,926,242	–	3,926,242
Commercial Mortgage-Backed Securities	–	1,779,019	–	1,779,019
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	118,041	–	118,041
Common Stocks	283,802	–	–	283,802
Corporate Obligations	–	3,268,478	–	3,268,478
Residential Mortgage-Backed Securities	–	40,953,983	–	40,953,983
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	6,485,354	–	6,485,354
Short-Term Investments	8,181,212	–	–	8,181,212
Total	$8,465,014	$70,893,760	$–	$79,358,774
Other Financial Instruments
Liabilities
Futures Contracts*	$242	$–	$–	$242

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2022, the Fund recognized $163,411 of transfers from Level 3 to Level 2 due to an increase in relevant market activity.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/22
Residential Mortgage-Backed Securities	$214,560	$27,480	$0	($78,629)	$–	$–	$0	($163,411)	$–

The average monthly notional value of short futures contracts during the period ended October 31, 2022, was ($229,301).